INCOME TAXES - Schedule of the Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Domestic	$ (247)	$ 593	$ (4,063)
Foreign	24,741	16,601	14,233
Total current	24,494	17,194	10,170
Deferred:
Domestic	82	(461)	6,233
Foreign	0	(1,162)	(3)
Total deferred	82	(1,623)	6,230
Total income tax provision	$ 24,576	$ 15,571	$ 16,400